WARRANTS (Details)		12 Months Ended
	Sep. 25, 2020 $ / shares shares	Dec. 31, 2021 $ / shares shares	Jul. 13, 2021 $ / shares shares
Class of Warrant or Right [Line Items]
Warrants, exercisable, period after completion of Business Combination	30 days
Warrants, exercisable, period after completion of Aspirational initial public offering	12 months
Warrants, expiration term	5 years
Tender Offer Provision, percentage of warrant hold approval required		50
Redemption Scenario One [Member]
Class of Warrant or Right [Line Items]
Warrants, share price redemption trigger (in dollars per share)		$ 18.00
Warrants, redemption price (in dollars per share)		$ 0.01
Warrants, redemption notice period		30 days
Redemption Scenario Two [Member]
Class of Warrant or Right [Line Items]
Warrants, share price redemption trigger (in dollars per share)		$ 10.00
Warrants, redemption price (in dollars per share)		$ 10.00
Common Class A
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares		12,521,494
Number of shares of common stock contained in each unit (in shares) | shares	1
Warrants, exercise price (in dollars per share)	$ 11.50
Common Class A | Redemption Scenario One [Member]
Class of Warrant or Right [Line Items]
Warrants, share price redemption trigger (in dollars per share)		$ 18.00
Warrants, stock price trigger, threshold trading days		20 days
Warrants, stock price trigger, threshold consecutive trading days		30 days
Common Class A | Redemption Scenario Two [Member]
Class of Warrant or Right [Line Items]
Warrants, redemption price (in dollars per share)		$ 0.10
Warrants, redemption notice period		30 days
Public Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	7,991,544		7,991,544
Warrants, exercise price (in dollars per share)			$ 11.50
Public Warrants | Common Class A
Class of Warrant or Right [Line Items]
Number of shares of common stock contained in each unit (in shares) | shares			1
Private Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding (in shares) | shares	4,529,950		4,529,950
Warrants, exercise price (in dollars per share)			$ 11.50
Private Warrants | Redemption Scenario Two [Member]
Class of Warrant or Right [Line Items]
Warrants, redemption price (in dollars per share)		$ 18.00
Private Warrants | Common Class A
Class of Warrant or Right [Line Items]
Number of shares of common stock contained in each unit (in shares) | shares			1
Warrants, restriction period from completion of Business Combination		30 days